Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

The Company has assessed all events from December 31, 2025, up through April 24, 2026, which is the date of these consolidated financial statements are available to be issued, except as disclosed below, there are no other material subsequent events that require disclosure in these consolidated financial statements.

(i)	Share consolidation

On January 15, 2026, the Board of Directors of the Company approved a reverse stock split of all of the Company’s issued and unissued shares, including the Class A ordinary shares with no par value and Class B ordinary shares with no par value, at an exchange ratio of one (1) share for twelve (12) shares.

(ii)	Acquisition of Upperhand Investment Limited

On March 10, 2026, Cre8 Incorporation Limited entered into a share purchase agreement to acquire 100% of the issued and outstanding shares of Upperhand Investment Limited (“Upperhand”), a holding company incorporated in the British Virgin Islands, through its indirectly wholly-owned subsidiary in Japan to provide integrated financial printing services in Japan. The total consideration for the acquisition was US$200,000 in cash, which was paid in full on March 17, 2026. Title to the shares of Upperhand was transferred to Cre8 Incorporation on April 1, 2026.